Notes Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Notes Receivable (Textual)
Notes receivable	$ 78,520	$ 170,566
Maturity period of due note	At various times during 2021-2023
Notes receivable, interest rate, minimum	2.31%
Notes receivable, interest rate, maximum	3.57%